Personnel Figures (Tables)	12 Months Ended
Dec. 31, 2017
Number And Average Number Of Employees [Abstract]
Summary of Number of Employees

The Company’s personnel as of December 31, 2017 and 2016, is distributed as follows:

	December 31, 2017
Country	Managers and key executives	Professionals and Technicians	Staff and others	Total	Annual Average
Chile	63	1,747	113	1,923	1,968
Argentina	—	23	2	25	25
Total	63	1,770	115	1,948	1,993

	December 31, 2016
Country	Managers and key executives	Professionals and Technicians	Staff and others	Total	Annual Average
Chile	62	1,709	213	1,984	1,988
Argentina	—	24	2	26	27
Total	62	1,733	215	2,010	2,015